Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 150,488		$ 135,776		$ 121,137
Revenues for recovery expenses		1,820		1,362		923
Technical assistance fees		5,859		5,738		5,622
Other expenses	$ 14,582	$ 61,078	$ 47,641	$ 54,198	$ 18,122	$ 55,723